SUPPLEMENT DATED MAY 1, 2023 TO

PROSPECTUS DATED MAY 1, 2013 (AS SUPPLEMENTED) FOR

FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

THROUGH ITS

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your variable annuity prospectus. Please read the supplement carefully and keep it with your prospectus for future reference.

Asset Allocation Program — Model Update

Effective after the close of business July 21, 2023, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the “Asset Allocation Program” section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

19781CBNY SUPP 05/01/23

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Current through July 21, 2023

	Portfolios	Model A	Model B	Model C	Model D	Model E
Equities
Large Cap Blend	Invesco V.I. Main Street Fund® — Series II shares	3.0%	10.0%	14.0%	17.0%	24.0%
	LVIP JPMorgan U.S. Equity Fund — Standard Shares	4.0%	10..0%	14.0%	18.0%	24.0%
Large Cap Growth	AB VPS Large Cap Growth Portfolio — Class B	1.0%	2.0%	3.0%	4.0%	5.0%
	American Century VP International Fund — Class I	1.0%	1.0%	2.0%	3.0%	3.0%
	DWS Capital Growth VIP — Class B Shares	1.0%	1.0%	2.0%	3.0%	3.0%
	Fidelity® VIP Contrafund® Portfolio — Service Class 2	1.0%	1.0%	2.0%	3.0%	3.0%
	Franklin Large Cap Growth VIP Fund — Class 2 Shares	1.0%	1.0%	2.0%	3.0%	3.0%
	Invesco V.I. American Franchise Fund — Series I shares	1.0%	1.0%	2.0%	3.0%	3.0%
	Invesco V.I. Capital Appreciation Fund — Series II shares	1.0%	1.0%	2.0%	3.0%	3.0%
	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	1.0%	3.0%	3.0%	4.0%	6.0%
Large Cap Value	AB VPS Relative Value Portfolio — Class B	1.0%	1.0%	2.0%	3.0%	3.0%
	American Century VP Disciplined Core Value Fund — Class I	1.0%	3.0%	4.0%	5.0%	7.0%
	American Century VP Value Fund — Class I	1.0%	2.0%	3.0%	4.0%	5.0%
	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2	1.0%	2.0%	3.0%	4.0%	5.0%
	Franklin Mutual Shares VIP Fund — Class 2 Shares	1.0%	1.0%	2.0%	3.0%	3.0%

Total % Equities		20%	40%	60%	80%	100%

Fixed Income
Core	LVIP JPMorgan Core Bond Fund — Standard Shares	24.0%	17.0%	12.0%	5.0%	0.0%
Short Duration	PIMCO VIT Low Duration Portfolio — Administrative Class Shares	24.0%	18.0%	12.0%	6.0%	0.0%
Inflation Adjusted	American Century VP Inflation Protection Fund — Class II	20.0%	15.0%	10.0%	5.0%	0.0%
High Yield	PIMCO VIT High Yield Portfolio — Administrative Class Shares	6.0%	5.0%	3.0%	2.0%	0.0%
Floating Rate	Eaton Vance VT Floating-Rate Income Fund	6.0%	5.0%	3.0%	2.0%	0.0%

Total % Fixed Income		80%	60%	40%	20%	0%

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Effective after the close of business on July 21, 2023

	Portfolios	Model A	Model B	Model C	Model D	Model E
Equities
Mid Cap Value	LVIP JPMorgan Mid Cap Value Fund — Standard Shares	1.0%	2.0%	3.0%	4.0%	5.0%
Large Cap Growth	AB VPS Large Cap Growth Portfolio — Class B	1.0%	2.0%	3.0%	4.0%	5.0%
	American Century VP International Fund — Class I	1.0%	2.0%	3.0%	4.0%	5.0%
	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	5.0%	8.0%	13.0%	18.0%	21.0%
	DWS Capital Growth VIP — Class B Shares	1.0%	2.0%	3.0%	4.0%	5.0%
	Fidelity® VIP Contrafund® Portfolio — Service Class 2	1.0%	3.0%	4.0%	5.0%	7.0%
	Invesco V.I. American Franchise Fund — Series I shares	1.0%	2.0%	3.0%	4.0%	5.0%
	Invesco V.I. Capital Appreciation Fund — Series II shares	1.0%	2.0%	3.0%	4.0%	5.0%
	LVIP JPMorgan U.S. Equity Fund — Standard Shares	4.0%	8.0%	12.0%	16.0%	20.0%
	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	1.0%	2.0%	3.0%	4.0%	5.0%
Large Cap Value	AB VPS Relative Value Portfolio — Class B	1.0%	2.0%	3.0%	4.0%	5.0%
	American Century VP Value Fund — Class I	1.0%	3.0%	4.0%	5.0%	7.0%
	Franklin Mutual Shares VIP Fund — Class 2 Shares	1.0%	2.0%	3.0%	4.0%	5.0%

Total % Equities		20%	40%	60%	80%	100%

Fixed Income
Medium Duration	LVIP JPMorgan Core Bond Fund — Standard Shares	20.0%	15.0%	10.0%	5.0%	0.0%
Short Duration	PIMCO VIT Low Duration Portfolio — Administrative Class Shares	20.0%	14.0%	10.0%	4.0%	0.0%
Treasury Inflation Protected Securities	American Century VP Inflation Protection Fund — Class II	20.0%	15.0%	10.0%	5.0%	0.0%
High Yield	PIMCO VIT High Yield Portfolio — Administrative Class Shares	14.0%	11.0%	7.0%	4.0%	0.0%
Floating Rate	Eaton Vance VT Floating-Rate Income Fund	6.0%	5.0%	3.0%	2.0%	0.0%

Total % Fixed Income		80%	60%	40%	20%	0%

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

BUILD YOUR OWN ASSET ALLOCATION MODEL

Core Asset Class (20% to 80%)	Specialty Asset Class (0% to 20%)	Fixed Income Asset Class (20% to 60%)

AB VPS Balanced Hedged Allocation Portfolio — Class B

AB VPS Relative Value Portfolio — Class B

American Century VP Disciplined Core Value Fund — Class I

American Century VP Value Fund — Class I

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares

Deutsche DWS CROCI® U.S. VIP — Class B Shares

Fidelity® VIP Contrafund® Portfolio — Service Class 2

Fidelity® VIP Equity-Income PortfolioSM — Service Class 2

Franklin Large Cap Growth VIP Fund — Class 2 Shares

Franklin Mutual Shares VIP Fund — Class 2 Shares

Templeton Foreign VIP Fund — Class 2 Shares

Templeton Growth VIP Fund — Class 2 Shares

Invesco V.I. American Franchise Fund — Series I shares

Invesco V.I. Capital Appreciation Fund — Series II shares

Invesco V.I. Main Street Fund® — Series II shares

LVIP JPMorgan U.S. Equity Fund — Standard Shares

MFS® VIT Total Return Series — Service Class Shares

State Street Total Return V.I.S. Fund — Class 3 Shares

American Century VP Inflation Protection Fund — Class II

American Century VP International Fund — Class I

American Century VP Ultra® Fund — Class I

BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares

Deutsche DWS Capital Growth VIP — Class B Shares

Deutsche DWS Small Mid Cap Value VIP — Class B Shares

Eaton Vance VT Floating-Rate Income Fund

Fidelity® VIP Mid Cap Portfolio — Service Class 2

Invesco V.I. Global Real Estate Fund — Series II shares

Invesco V.I. Main Street Small Cap Fund® — Series II shares

MFS® VIT Income Portfolio — Service Class Shares

PIMCO VIT High Yield Portfolio — Administrative Class Shares

LVIP JPMorgan Core Bond Fund — Standard Shares PIMCO VIT Low Duration Portfolio — Administrative Class Shares